Mineral Rights and Properties, Net - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2011	Jun. 30, 2022	Jun. 30, 2021
Mining Properties and Mineral Rights [Member]
Mineral Properties Net [Line Items]
Hydrology income		$ 62	$ 45
Royalty expense		$ 186	$ 108
Elementis Specialties Inc [Member]
Mineral Properties Net [Line Items]
Mineral lease agreement extended date		Mar. 31, 2023
Elementis Specialties Inc [Member] | Mining Properties and Mineral Rights [Member]
Mineral Properties Net [Line Items]
Royalty lease agreement Term	10 years